Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 29, 2012
Registrant Name	dei_EntityRegistrantName	BUFFALO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001135300
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2012
Buffalo Dividend Focus Fund (Prospectus Summary) | Buffalo Dividend Focus Fund | Buffalo Dividend Focus Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFDX